PROVISIONS	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
PROVISIONS
23.	PROVISIONS

	December 31, 2018 US$’000	December 31, 2017 US$’000
Provisions	50	50

During 2018 and 2017 the Group experienced no significant product warranty claims. However, the Group believes that it is appropriate to retain a product warranty provision to cover any future claims. The provision at December 31, 2018 represents the estimated cost of product warranties, the exact amount which cannot be determined. US$50,000 represents management’s best estimate of these obligations at December 31, 2018.